Schedule of disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		$ 119,018
Technical Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Technical services revenue
Total Revenue from discontinued operations		9,302
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		106,869
Online SVIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		$ 2,847